Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 663,078	$ 2,117,731
Restricted cash	236,400	236,400
Other receivables and prepaid expenses	216,070	159,374
Receivable from disposal of subsidiaries to Kunming TV Station		111,368
Total current assets	1,115,548	2,624,873
PROPERTY & EQUIPMENT-NET	2,881	7,351
TOTAL ASSETS	1,118,429	2,632,224
CURRENT LIABILITIES
Other payable	700,563	615,330
Accrued liabilities	197,549	194,872
Due to related parties	59,750	59,750
Payable to TV station	1,285,743	1,382,194
Total current liabilities	2,243,605	2,252,146
COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	2,480,005	2,488,546
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares $0.0005 par value, 16,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2013; liquidation preference of $4,689,506, 5,689,506 shares issued at December 31, 2012)	2,345	2,846
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2013, 83,109,978 shares issued at December 31, 2012)	8,318	8,318
Additional paid-in capital	26,124,907	27,124,406
Accumulated deficit	(29,636,787)	(29,037,122)
Accumulated other comprehensive income	1,060,078	962,157
Total shareholders' equity	(2,441,139)	(939,395)
Non-controlling interest	1,079,563	1,083,073
Total equity	(1,361,576)	143,678
TOTAL LIABILITIES AND EQUITY	$ 1,118,429	$ 2,632,224